Cover	Mar. 26, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2026
Current Fiscal Year End Date	--10-31
Entity File Number	001-43197
Entity Registrant Name	Future Money Acquisition Corporation
Entity Central Index Key	0002099232
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	475 Brannan St
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(647)
Local Phone Number	986-0980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	FMACU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	FMAC
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-fifth (1/5) of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fifth (1/5) of one ordinary share
Trading Symbol	FMACR
Security Exchange Name	NASDAQ